BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2021
Corporate Information And Statement Of IFRS Compliance [Abstract]
BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS	BASIS OF PREPARATION OF THESE CONSOLIDATED FINANCIAL STATEMENTS
These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ("IASB"). These consolidated financial statements are presented in thousands of United States dollars ("U.S. dollars") and have been prepared under the historical cost convention except as disclosed in the accounting policies below.

2.1 – Application of new and revised International Financial Reporting Standards

•Adoption of new and revised standards

The Company has adopted all of the new and revised standards and interpretations issued by the IASB that are relevant to its operations and that are mandatorily effective at December 31, 2021. The impact of the new and revised standards and interpretations mentioned on these consolidated financial statements is described as follows.

The Company has adopted the following standards and interpretation that became applicable for annual periods commencing on or after January 1, 2021:

Amendments to IFRS 9, IAS 39, IFRS 7, IFRS 4 and IFRS 16	Interest Rate Benchmark Reform - Phase 2

This amendment did not have any material impact on the Company's accounting policies and did not require retrospective adjustments.

As of December 31, 2021, the Company's interest rate swaps that bear interest based on LIBOR include a clause that provides alternative interest rates in the case of a discontinuity of LIBOR.

•New accounting pronouncements

The Company has not applied the following new and revised IFRSs that have been issued but are not yet mandatorily effective:

Amendments to IAS 8	Definition of Accounting Estimates[1]
Amendments to IAS 1 and IFRS Practice Statement 2	Disclosure of Accounting Policies[1]
Amendments to IFRS 16	Covid-19-Related Rent Concessions beyond 30 June 2021[2]
Amendments to IAS 12	Deferred Tax related to Assets and Liabilities arising from a Single Transaction[1]

[1] Effective for annual reporting periods beginning on or after January 1, 2023. Earlier application is permitted.
[2] Effective for annual reporting periods beginning on or after April 1, 2021. Earlier application is permitted.

•On February 12, 2021, IASB issued 'Definition of Accounting Estimates (Amendments to IAS 8)' providing a new definition of accounting estimates to help entities to distinguish between accounting policies and accounting estimates.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application.
•On February 12, 2021, the IASB issued 'Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2)' to help preparers in deciding which accounting policies to disclose in their financial statements.
The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application.

•On March 31, 2021, IASB issued 'Covid-19-Related Rent Concessions beyond 30 June 2021 (Amendments to IFRS 16)' extending, by one year, the May 2020 amendment that provides lessees with an exemption from assessing whether a COVID-19-related rent concession is a lease modification.

The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after April 1, 2021 Earlier application is permitted. The Company has not opted for early application.

•On May 7, 2021, the International Accounting Standards Board (the “IASB”) issued 'Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Amendments to IAS 12)' clarifying that the initial recognition exemption does not apply to transactions in which equal amounts of deductible and taxable temporary differences arise on initial recognition.
The management of the Company does not anticipate that the application of this amendment will have a material impact on the Company's consolidated financial statements. This amendment is effective for annual periods beginning on or after January 1, 2023. Earlier application is permitted. The Company has not opted for early application.

2.2 – Basis of consolidation

These consolidated financial statements include the consolidated financial position, results of operations and cash flows of the Company and its consolidated subsidiaries. Control is achieved where the company has the power over the investee; exposure, or rights, to variable returns from its involvement with the investee and the ability to use its power over the investee to affect the amount of the returns. All intercompany transactions and balances between the Company and its subsidiaries have been eliminated in the consolidation process.

Non-controlling interest in the equity of consolidated subsidiaries is identified separately. Non-controlling interest consists of the amount of that interest at the date of the original business combination and the non-controlling share of changes in equity since the date of the consolidation.

Acquired companies are accounted for under the acquisition method whereby they are included in the consolidated financial statements from their acquisition date.

Detailed below are the subsidiaries of the Company whose financial statement line items have been included in these consolidated financial statements.

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2021	2020	2019
Globant UK Limited	United Kingdom	Customer referral services and software development support and consultancy	100.00%	100.00%	100.00%
Globant, LLC	United States of America	Customer referral services and software development support and consultancy	100.00%	100.00%	100.00%
Sistemas Colombia S.A.S.	Colombia	Software development and consultancy	100.00%	100.00%	100.00%
IAFH Globant IT México S. de R.L. de C.V. (1)	Mexico	Software development and consultancy	100.00%	100.00%	100.00%
Software Product Creation S.L.	Spain	Holding, investment, software development and consultancy	100.00%	100.00%	100.00%
Globant España S.A. (sociedad unipersonal)	Spain	Holding and investment activities	100.00%	100.00%	100.00%
Sistemas Globales Uruguay S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
IAFH Global S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
Sistemas Globales Chile Asesorías Limitada	Chile	Software development and consultancy	100.00%	100.00%	100.00%
Globers S.A.	Argentina	Travel organization services	100.00%	100.00%	100.00%
Globant Brasil Consultoria Ltda.	Brazil	Software development and consultancy	100.00%	100.00%	100.00%
Globant Peru S.A.C.	Peru	Software development and consultancy	100.00%	100.00%	100.00%
Globant India Private Limited	India	Software development and consultancy	100.00%	100.00%	100.00%
Dynaflows S.A.	Argentina	Software development and consultancy	100.00%	100.00%	100.00%
We Are London Limited (2)	United Kingdom	Service design consultancy	-	100.00%	100.00%
Difier S.A.	Uruguay	Software development and consultancy	100.00%	100.00%	100.00%
Globant Bel LLC	Belarus	Software development and consultancy	100.00%	100.00%	100.00%
Globant Canada Corp	Canada	Software development and consultancy	100.00%	100.00%	100.00%
Globant France S.A.S.	France	Software development and consultancy	100.00%	100.00%	100.00%
Globant IT Romania S.R.L. (3)	Romania	Software development and consultancy	100.00%	100.00%	100.00%
Globant Ventures S.A.S. (4)	Argentina	Holding and investment activities	100.00%	100.00%	100.00%
Software Product Creation SL Dubai Branch (5)	United Arab Emirates	Software development and consultancy	100.00%	100.00%	100.00%
Avanxo Servicios Informáticos España S.L (6)(7)	Spain	Holding and investment activities	-	100.00%	100.00%
Avanxo México Sociedad Anónima Promotora de inversión de Capital Variable (6)(8)	Mexico	Cloud consulting and implementation services	-	100.00%	100.00%

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2021	2020	2019
Avanxo Servicios S.A. de C.V. (6)(9)	Mexico	Cloud consulting and implementation services	-	100.00%	100.00%
Avanxo Brasil Tecnología da Informacao LTDA (6)(10)	Brazil	Cloud consulting and implementation services	-	100.00%	100.00%
Orizonta Consutoria De Negocios E Tecnologia LTDA (6)(11)	Brazil	Cloud consulting and implementation services	-	100.00%	100.00%
Avanxo S.A. (6)(12)	Argentina	Cloud consulting and implementation services	100.00%	100.00%	100.00%
Avanxo - Sucursal del Perú (6)(13)	Perú	Cloud consulting and implementation services	-	100.00%	100.00%
Avanxo Colombia (6)	Colombia	Cloud consulting and implementation services	100.00%	100.00%	100.00%
Belatrix Global Corporation S.A. (14)(15)	Spain	Holding and investment activities	-	100.00%	100.00%
BSF S.A.	Argentina	Agile product development services	100.00%	100.00%	100.00%
Belatrix Peru S.A.C. (14)(16)	Peru	Agile product development services	-	100.00%	100.00%
Belatrix Colombia S.A.S. (14)(17)	Colombia	Agile product development services	-	100.00%	100.00%
Globant IT Services Corp (18)	United States of America	Agile product development services	100.00%	100.00%	100.00%
Grupo Assa Worldwide S.A (19)	Spain	Holding and IT consultancy services	-	100.00%	-
Grupo ASSA Corp. (19)	United States of America	Business an IT consultancy services	100.00%	100.00%	-
GASA México Consultoría y Servicios S.A de C.V (19)	Mexico	Business an IT consultancy services	100.00%	100.00%	-
Grupo Assa México Soluciones Informáticas S.A de C.V (19)	Mexico	Business an IT consultancy services	100.00%	100.00%	-
Grupo Assa Colombia S.A.S (19)(20)	Colombia	Business an IT consultancy services	-	100.00%	-
CTN Consultoria Tecnologia e Negocios LTDA (19)	Brazil	Business an IT consultancy services	100.00%	100.00%	-
IBS Integrated Business Solutions Consultoria LTDA (19)	Brazil	Business an IT consultancy services	100.00%	100.00%	-
Global Digital Business Solutions em Tecnologia LTDA (19)(38)	Brazil	Business an IT consultancy services	100.00%	100.00%	-
Servicios Digitais em Tecnologia da Informacao LTDA (19)(38)	Brazil	Business an IT consultancy services	-	100.00%	-
Grupo Assa Chile Ltda. (19)(21)	Chile	Business an IT consultancy services	-	100.00%	-
Decision Support S.A (19)	Argentina	Business an IT consultancy services	100.00%	100.00%	-
Banking Solutions S.A (19)(22)	Argentina	Business an IT consultancy services	100.00%	100.00%	-
Brazilian Technology Partners S.A (19)(23)	Argentina	Holding and investment activities	-	100.00%	-
Globant Colombia S.A.S.	Colombia	Software development and consultancy	100.00%	100.00%	-
Globant Germany GmbH	Germany	Software development and consultancy	100.00%	100.00%	-
Xappia SpA (24)(25)	Chile	Cloud consulting and implementation services	-	100.00%	-
Xappia S.R.L.(24)(26)	Argentina	Cloud consulting and implementation services	100.00%	100.00%	-

Company	Country	Main	Percentage ownership
	of	Activity	As of December 31,
	incorporation		2021	2020	2019
Giant Monkey Robot SpA (27)(28)	Chile	Live game operations, in-game economy, and mobile game development	-	100.00%	-
Giant Monkey Robot Inc. (27)(29)	United States of America	Live game operations, in-game economy, and mobile game development	-	100.00%	-
BlueCap Management Consulting SL (30)	Spain	Business and financial consultancy services	100.00%	100.00%	-
Globant Singapore PTE LTD. (31)	Singapore	Software development and consultancy	100.00%	-	-
CloudShiftGroup Limited (32)	United Kingdom	Software development and consultancy	100.00%	-	-
Hybrido Worldwide, S.L. (33)	Spain	Software development and consultancy	100.00%	-	-
Pixel Division, S.L. (33)(39)	Spain	Advertising services	100.00%	-	-
Walmeric Soluciones, S.L. (34)	Spain	Telecommunications, mailing and courier services	80.00%	-	-
Augmented Coding Spain S.A. (35)	Spain	Software development and consultancy	100.00%	-	-
Sistemas Globales Costa Rica Limitada (36)	Costa Rica	Software development and consultancy	100.00%	-	-
Augmented Coding US, LLC (37)	United States of America	Software development and consultancy	100.00%	-	-
Globant Ecuador S.A.S.(40)	Ecuador	Software development and consultancy	100.00%	-	-
Atix Labs S.R.L (41)	Argentina	Software development and consultancy	100.00%	-	-
Atix Labs LLC(41)(42)	United States of America	Software development and consultancy	100.00%	-	-
Navint Partners, LLC(43)	United States of America	Software development and consultancy	100.00%	-	-
The Hansen Partnership Limited(43)	United Kingdom	Software development and consultancy	100.00%	-	-
Hansen Consulting B.V.(43)	Netherlands	Software development and consultancy	100.00%	-	-
Hansen Techsol Private Limited (43)	India	Software development and consultancy	100.00%	-	-

(1)Global Systems Outsourcing S. de R.L. de C.V changed its name to IAFH Globant IT México S. de R.L de C.V on May 28, 2021.
(2)We Are London Limited is under Strike Off process.
(3)Small Footprint S.R.L. changed its name to Globant IT Romania S.R.L on April 28, 2021.
(4)Globant Ventures S.A.S is under a merger process with Sistemas Globales S.A.
(5)Software Product Creation SL Dubai Branch is dormant since February 27, 2020.
(6)In October 2019, this Company was acquired along with its subsidiaries in Brazil, Mexico, Colombia, Peru, Argentina and the United States ("Avanxo Group") on February 1, 2019 (see note 26.5). Avanxo (Bermuda) Limited changed its name to Avanxo Servicios Informáticos España S.L due to its redomiciliation to Spain.
(7)Avanxo Servicios Informáticos España S.L was merged with and into Globant España S.A. (sociedad unipersonal) on May 17, 2021.
(8)Avanxo México Sociedad Anónima Promotora de Inversión de Capital Variable was merged with and into IAFH Globant IT México S.
de R.L de C.V (formerly named as Global System Outsourcing S. de R.L. de C.V.) on March 31, 2021.
(9)Avanxo Servicios S.A. de C.V., was merged with and into IAFH Globant IT México S. de R.L de C.V (formerly named as Global System Outsourcing S. de R.L. de C.V.) on March 31, 2021.
(10)Avanxo Brasil Tecnología da Informacao LTDA, was merged with and into Globant Brasil Consultoria Ltda. on August 25, 2021.
(11)Orizonta Consultoria De Negocios E Tecnologia LTDA was merged with and into Globant Brasil Consultoria Ltda. on August 25, 2021.
(12)Avanxo S.A, is under a merger process with Sistemas Globales S.A.
(13)Avanxo Sucursal del Perú concluded its liquidation process on December 21, 2021.
(14)Belatrix Global Corporation S.A along with its subsidiaries in Peru, Colombia, Spain, the United States and Argentina ("Belatrix Group") were acquired on August 9, 2019 (see note 26.6).
(15)Belatrix Global Corporation S.A was merged with and into Globant España S.A. on May 17, 2021.
(16)Belatrix Peru S.A.C. was merged with and into Globant Peru S.A.C. on October 29,2021.
(17)Belatrix Colombia S.A.S. was merged with and into Sistemas Colombia S.A.S on July 7, 2021.
(18)Belatrix Services Corp changed its name to Globant IT Services Corp. on April 21, 2020.
(19)Grupo Assa Worldwide S.A along with its subsidiaries in Colombia, United States, Brazil, Mexico, Argentina and Chile (“gA Group”) were acquired on July 31, 2020 (see note 26.8). Grupo Assa Worldwide was merged with and into Globant España S.A (sociedad unipersonal) on October 22,2021.
(20)Grupo Assa Colombia S.A.S. was merged with and into Sistemas Colombia S.A.S. on July 7, 2021
(21)Grupo Assa Chile Ltda. was merged with and into Sistemas Globales Chile Asesorías Limitada on June 7, 2021.
(22)Banking Solutions S.A is under a merger process with Sistemas Globales S.A
(23)Brazilian Technology Partners S.A. concluded its liquidation process on November 12, 2021.
(24)Xappia SpA and Xappia SRL were acquired on October 21, 2020 (see note 26.9).
(25)Xappia SpA was merged with and into Sistemas Globales Chile Asesorías Limitada on July 21, 2021.
(26)Xappia S.R.L. is under merger process with Sistemas Globales S.A.
(27)Giant Monkey Robot SpA and Giant Monkey Robot Inc were acquired on November 9, 2020 (see note 26.10).
(28)Giant Monkey Robot SpA was merged with and into Sistemas Globales Chile Asesorías Limitada on July 21, 2021.
(29)Giant Monkey Robot Inc. was merged with and into Globant LLC on June 16, 2021.
(30)BlueCap Management Consulting SLU was acquired on December 18, 2020 (see note 26.11).
(31)Globant Singapore was incorporated on February 3, 2021.
(32)CloudShiftGroup Limited was acquired on February 28, 2021 (see note 26.12).
(33)Hybrido Worldwide S.L along with its subsidiary in Spain (Pixel Division S.L.), were acquired on May 12, 2021 (see note 26.13).
(34)Walmeric Soluciones S.L was acquired on July 8, 2021 (see note 26.14).
(35)Augmented Coding Spain S.A was incorporated on August 24, 2021.
(36)Sistemas Globales Costa Rica Limitada was incorporated on August 9, 2021.
(37)Augmented Coding US, LLC was incorporated on August 27, 2021.
(38)Servicios Digitais em Tecnologia de Informacao LTDA was merged with and into Global Digital Business Solutions em Tecnologia LTDA on December 1, 2021.
(39)Pixel Division S.L. is under liquidation process.
(40)Globant Ecuador S.A.S was incorporated on November 11, 2021.
(41)Atix Labs S.R.L and Atix Labs LLC were acquired on October 5, 2021 (see note 26.15).
(42)Atix Labs LLC is under merger process with Globant LLC.
(43)Navint Group with subsidiaries in the United States, India, England and Wales and Netherlands, were acquired on November 30, 2021. (see note 26.16).